Schedule of Investments (unaudited)
December 31, 2022
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)	USD	127	$ 109,325
Total Asset-Backed Securities — 0.0% (Cost: $127,240)			109,325
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 11.7%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)		945	877,344
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 5.12%, 09/15/34(a)(b)		3,928	3,828,973
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 05/15/53(a)(b)		400	297,183
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class B, 3.49%, 04/14/33(a)		2,164	1,984,879
Series 2018-DSNY, Class A, (1 mo. LIBOR US + 0.85%), 5.17%, 09/15/34(a)(b)		665	652,423
BANK
Series 2018-BN11, Class B, 4.35%, 03/15/61(b)		1,769	1,559,925
Series 2021-BN38, Class A5, 2.52%, 12/15/64		5,090	4,152,853
BBCMS Mortgage Trust, Series 2022-C16, Class A5, 4.60%, 06/15/55(b)		2,440	2,347,423
BFLD, Series 2019-DPLO, Class A, (1 mo. LIBOR US + 1.09%), 5.41%, 10/15/34(a)(b)		70	68,678
BFLD TRUST Mortgage-Backed Securities, Series 2020-EYP, Class A, (1 mo. LIBOR US + 1.15%), 5.47%, 10/15/35(a)(b)		2,778	2,639,221
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.37%, 02/17/55(b)		138	119,741
BPR Trust, Series 2021-TY, Class A, (1 mo. LIBOR US + 1.05%), 5.37%, 09/15/38(a)(b)		2,863	2,697,194
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,920	3,734,771
BX Commercial Mortgage Trust
Series 2019-XL, Class D, (1 mo. CME Term SOFR + 1.56%), 5.90%, 10/15/36(a)(b)		3,570	3,456,511
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,980	4,025,085
Series 2021-VINO, Class B, (1 mo. LIBOR US + 0.85%), 5.17%, 05/15/38(a)(b)		910	864,905
Series 2022-LP2, Class A, (1 mo. CME Term SOFR + 1.01%), 5.35%, 02/15/39(a)(b)		5,833	5,620,411
BX Trust
Series 2018-BILT, Class A, (1 mo. LIBOR US + 0.80%), 5.12%, 05/15/30(a)(b)		442	428,656
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		3,482	2,912,954
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(b)		1,489	1,185,736
Series 2021-LBA, Class AJV, (1 mo. LIBOR US + 0.80%), 5.12%, 02/15/36(a)(b)		245	232,869
Series 2021-LBA, Class AV, (1 mo. LIBOR US + 0.80%), 5.12%, 02/15/36(a)(b)		275	261,384
Series 2022-GPA, Class A, (1 mo. CME Term SOFR + 2.17%), 6.50%, 10/15/39(a)(b)		1,053	1,046,406
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,075,405
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class B, 2.86%, 11/10/42(a)		130	101,283
Commercial Mortgage Trust
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,025	1,979,193
Series 2015-CR27, Class B, 4.34%, 10/10/48(b)		2,917	2,639,698
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2015-LC23, Class ASB, 3.60%, 10/10/48	USD	2,132	$ 2,074,052
Series 2017-COR2, Class AM, 3.80%, 09/10/50		404	362,773
Series 2019-521F, Class B, (1 mo. LIBOR US + 1.10%), 5.42%, 06/15/34(a)(b)		1,304	1,146,172
Credit Suisse Mortgage Capital Trust
Series 2020-NET, Class C, 3.53%, 08/15/37(a)		266	238,552
Series 2021-980M, Class A, 2.39%, 07/15/31(a)		1,090	916,094
Series 2021-BHAR, Class A, (1 mo. LIBOR US + 1.15%), 5.47%, 11/15/38(a)(b)		2,270	2,164,118
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)		1,003	934,776
Series 2018-CX12, Class A4, 4.22%, 08/15/51(b)		556	523,461
Series 2019-C16, Class A3, 3.33%, 06/15/52		3,124	2,760,401
Series 2019-C17, Class C, 3.93%, 09/15/52(c)		1,203	906,460
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	680,105
Great Wolf Trust, Series 2019-WOLF, Class A, (1 mo. LIBOR US + 1.03%), 5.35%, 12/15/36(a)(b)		1,611	1,564,369
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		910	875,975
Series 2005-ROCK, Class F, 5.52%, 05/03/32(a)		706	667,998
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(b)		77	76,684
Series 2014-GC24, Class A5, 3.93%, 09/10/47		4,000	3,863,911
Series 2015-GC34, Class B, 4.47%, 10/10/48(b)		1,500	1,349,901
Series 2021-ROSS, Class A, (1 mo. LIBOR US + 1.15%), 5.47%, 05/15/26(a)(b)		730	682,343
Series 2022-ECI, Class A, (1 mo. CME Term SOFR + 2.19%), 6.53%, 08/15/39(a)(b)		820	810,633
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.15%), 5.47%, 05/15/38(a)(b)		100	97,112
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 07/10/39(a)(b)		669	504,730
IMT Trust, Series 2017-APTS, Class BFX, 3.50%, 06/15/34(a)(b)		2,425	2,300,853
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(a)		349	326,924
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%, 09/15/47		2,212	2,163,776
Series 2015-C28, Class A4, 3.23%, 10/15/48		4,058	3,838,659
Series 2016-C1, Class ASB, 3.32%, 03/17/49		2,057	1,981,573
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(b)		1,790	1,583,027
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		865	810,262
Series 2020-609M, Class A, (1 mo. LIBOR US + 1.37%), 5.69%, 10/15/33(a)(b)		2,000	1,893,646
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 7.09%, 10/15/33(a)(b)		600	510,687
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)		1,210	964,144
Series 2022-CGSS, Class A, (1 mo. CME Term SOFR + 2.47%), 6.80%, 12/15/36(a)(b)		420	419,196
Series 2022-NXSS, Class A, (1 mo. CME Term SOFR + 2.18%), 6.52%, 08/15/39(a)(b)		210	209,472
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class B, (1 mo. LIBOR US + 0.80%), 5.12%, 12/15/37(a)(b)		165	157,854
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)		774	772,364
Med Trust, Series 2021-MDLN, Class A, (1 mo. LIBOR US + 0.95%), 5.27%, 11/15/38(a)(b)		3,750	3,608,928

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MF1
Series 2021-W10, Class A, (1 mo. CME Term SOFR + 1.07%), 5.41%, 12/15/34(a)(b)	USD	480	$ 455,699
Series 2021-W10, Class B, (1 mo. CME Term SOFR + 1.37%), 5.71%, 12/15/34(a)(b)		640	594,544
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46		1,170	1,147,049
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		2,444	2,347,987
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		739	648,249
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		1,000	871,329
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 5.22%, 07/15/35(a)(b)		1,910	1,871,625
MSCG Trust, Series 2018-SELF, Class C, (1 mo. LIBOR US + 1.18%), 5.50%, 10/15/37(a)(b)		1,841	1,781,299
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,495	1,418,710
Series 2018-4, Class MA, 3.50%, 03/25/58		1,619	1,545,065
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. CME Term SOFR + 2.19%), 6.52%, 05/15/37(a)(b)		1,250	1,213,737
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		2,034	1,974,054
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57		2,225	2,146,902
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,503,727
Series 2017-C41, Class B, 4.19%, 11/15/50(b)		1,304	1,140,746
Series 2021-FCMT, Class A, (1 mo. LIBOR US + 1.20%), 5.52%, 05/15/31(a)(b)		3,516	3,304,194
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/15/47		1,950	1,886,939
			121,384,944
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class XA, 0.96%, 05/15/53(a)(b)		1,583	80,244
Series 2021-MF3, Class XA, 0.74%, 10/15/54(a)(b)		2,930	121,661
BANK
Series 2020-BN29, Class XA, 1.34%, 11/15/53(b)		4,276	316,949
Series 2021-BN33, Class XA, 1.06%, 05/15/64(b)		15,825	923,333
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.62%, 10/15/53(b)		15,475	1,189,847
Series 2020-B21, Class XA, 1.45%, 12/17/53(b)		3,854	293,600
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.66%, 10/10/47(b)		38,574	343,216
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.55%, 06/15/52(b)		12,907	924,665
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.47%, 10/15/52(b)		10,143	712,295
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.72%, 05/15/51(b)		8,323	242,281
Series 2020-C58, Class XA, 1.87%, 07/15/53(b)		4,664	458,090
Series 2021-C59, Class XA, 1.54%, 04/15/54(b)		3,967	328,679
			5,934,860
Total Non-Agency Mortgage-Backed Securities — 12.3% (Cost: $141,488,129)			127,319,804
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.1%
Fannie Mae
Series 2010-134, Class KZ, 4.50%, 12/25/40		189	172,141
Series 2010-141, Class LZ, 4.50%, 12/25/40(c)		388	335,617
Series 2011-131, Class LZ, 4.50%, 12/25/41		254	245,335
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2011-8, Class ZA, 4.00%, 02/25/41	USD	658	$ 626,776
Series 2013-81, Class YK, 4.00%, 08/25/43		200	185,254
Series 2017-76, Class PB, 3.00%, 10/25/57		900	666,813
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 2.11%, 05/25/48(b)		2,143	1,885,667
Series 2022-25, Class KL, 4.00%, 05/25/52		1,500	1,342,996
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		328	311,493
Series 3780, Class ZA, 4.00%, 12/15/40		1,313	1,247,771
Series 3960, Class PL, 4.00%, 11/15/41		900	862,633
Series 4161, Class BW, 2.50%, 02/15/43		1,400	1,189,935
Series 4384, Class LB, 3.50%, 08/15/43		1,202	1,151,817
Ginnie Mae
Series 2014-107, Class WX, 6.73%, 07/20/39(b)		373	388,123
Series 2016-123, Class LM, 3.00%, 09/20/46		600	499,612
			11,111,983
Commercial Mortgage-Backed Securities — 1.5%
Freddie Mac
Series K082, Class A2, 3.92%, 09/25/28(b)		2,400	2,331,707
Series K139, Class A2, 2.59%, 01/25/32(b)		12,000	10,303,716
Series K154, Class A2, 3.42%, 04/25/32		3,500	3,269,035
			15,904,458
Interest Only Collateralized Mortgage Obligations — 1.5%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		1,051	144,928
Series 2014-68, Class YI, 4.50%, 11/25/44		460	97,975
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 1.86%, 09/25/45(b)		3,058	204,577
Series 2015-74, Class IA, 6.00%, 10/25/45		4,071	971,499
Series 2015-77, Class IO, 6.00%, 10/25/45		4,887	1,039,328
Series 2016-60, Class SD, (1 mo. LIBOR US + 6.10%), 1.71%, 09/25/46(b)		1,305	92,069
Series 2016-78, Class CS, (1 mo. LIBOR US + 6.10%), 1.71%, 05/25/39(b)		1,695	115,615
Series 2017-38, Class S, (1 mo. LIBOR US + 6.10%), 1.71%, 05/25/47(b)		2,126	216,478
Series 2017-68, Class IE, 4.50%, 09/25/47		1,879	320,119
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 1.76%, 09/25/47(b)(c)		1,337	152,315
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 1.66%, 06/25/49(b)		3,306	321,214
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 1.71%, 07/25/49(b)		1,183	112,517
Series 2019-5, Class SA, (1 mo. LIBOR US + 6.10%), 1.71%, 03/25/49(b)		8,893	850,149
Series 2020-101, Class AI, 3.50%, 01/25/51		720	126,777
Series 2020-32, Class IO, 4.00%, 05/25/50		2,004	383,318
Series 2020-32, Class PI, 4.00%, 05/25/50		2,080	397,854
Series 2021-23, Class CI, 3.50%, 07/25/46		2,735	465,971
Series 2021-41, Class IO, 3.50%, 07/25/51		5,215	884,635
Series 427, Class C71, 3.00%, 10/25/49(c)		2,460	397,252
Series 427, Class C77, 2.50%, 09/25/51(c)		2,174	313,987
Freddie Mac
Series 4062, Class GI, 4.00%, 02/15/41		259	15,792
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 1.83%, 10/15/42(b)(c)		1,642	178,286
Series 4533, Class JI, 5.00%, 12/15/45		826	155,170
Series 4901, Class CS, (1 mo. LIBOR US + 6.10%), 1.71%, 07/25/49(b)		2,018	248,485
Series 4941, Class SH, (1 mo. LIBOR US + 5.95%), 1.56%, 12/25/49(b)		4,042	406,516

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 5022, Class KI, 3.00%, 10/25/50	USD	1,792	$ 277,089
Series 5081, Class PI, 3.00%, 03/25/51		894	143,290
Series 5112, Class KI, 3.50%, 06/25/51		1,650	259,391
Series 5152, Class EI, 3.50%, 10/25/51		766	140,295
Series 5159, Class KI, 3.00%, 11/25/51		2,641	363,710
Series 5159, Class PI, 3.00%, 11/25/51		4,604	651,349
Series 5176, Class QI, 3.00%, 12/25/51		2,627	401,962
Ginnie Mae
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 1.85%, 07/20/47(b)		1,700	185,654
Series 2017-139, Class IB, 4.50%, 09/20/47		896	165,520
Series 2017-144, Class DI, 4.50%, 09/20/47		617	114,127
Series 2020-115, Class IM, 3.50%, 08/20/50		2,500	357,634
Series 2020-146, Class DI, 2.50%, 10/20/50		3,419	441,147
Series 2020-162, Class TI, 2.50%, 10/20/50		5,998	765,751
Series 2020-175, Class DI, 2.50%, 11/20/50		1,178	146,995
Series 2020-185, Class MI, 2.50%, 12/20/50		4,184	565,314
Series 2021-104, Class IH, 3.00%, 06/20/51		4,746	750,714
Series 2021-149, Class KI, 3.00%, 08/20/51		9,027	1,458,359
			15,801,127
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Fannie Mae, Series 2020-M21, Class AX, 1.81%, 01/25/58(b)		5,395	722,374
Freddie Mac
Series K105, Class X1, 1.52%, 01/25/30(b)		13,616	1,128,938
Series K110, Class X1, 1.70%, 04/25/30(b)		1,199	109,445
Series K116, Class X1, 1.43%, 07/25/30(b)		2,085	167,906
Series K119, Class X1, 0.93%, 09/25/30(b)		3,308	178,832
Series K120, Class X1, 1.04%, 10/25/30(b)		16,857	1,010,371
Series K122, Class X1, 0.88%, 11/25/30(b)		5,068	263,404
Ginnie Mae
Series 2016-151, Class IO, 0.85%, 06/16/58(b)		21,649	785,162
Series 2017-61, Class IO, 0.75%, 05/16/59(b)		1,495	57,259
			4,423,691
Mortgage-Backed Securities — 118.4%
Fannie Mae Mortgage-Backed Securities
1.50%, 11/01/41 - 03/01/51		39,835	32,341,761
2.00%, 10/01/31 - 03/01/52		131,851	108,772,594
2.50%, 09/01/27 - 02/01/52		150,200	130,227,802
3.00%, 04/01/28 - 06/01/52		55,674	50,236,776
3.50%, 03/01/29 - 04/01/52		42,629	39,752,870
4.00%, 02/01/31 - 04/01/52		28,276	26,907,600
4.50%, 05/01/24 - 07/01/52		17,365	17,051,704
5.00%, 02/01/35 - 01/01/49		6,469	6,544,566
5.50%, 05/01/34 - 05/01/44		2,836	2,927,210
6.00%, 02/01/38 - 07/01/41		1,755	1,829,013
6.50%, 07/01/37 - 01/01/38		25	26,649
Freddie Mac Mortgage-Backed Securities
1.50%, 08/01/50 - 04/01/51		4,594	3,547,396
2.00%, 02/01/36 - 02/01/52		66,873	55,067,113
2.50%, 02/01/30 - 04/01/52		100,897	86,557,462
3.00%, 09/01/27 - 08/01/52		91,921	82,125,759
3.50%, 02/01/31 - 09/01/52(d)		66,228	60,694,268
4.00%, 08/01/40 - 06/01/50		23,207	22,221,647
4.50%, 05/01/24 - 08/01/52		6,107	5,903,823
5.00%, 05/01/28 - 03/01/49		2,821	2,855,576
5.50%, 01/01/28 - 06/01/41		648	667,888
6.00%, 08/01/28 - 11/01/39		288	301,269
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 02/20/51		34,966	29,496,191
2.50%, 04/20/51 - 01/15/53(e)		55,216	47,914,402
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
3.00%, 12/20/44 - 01/15/53(e)	USD	41,005	$ 36,633,433
3.50%, 01/15/42 - 01/15/53(e)		32,782	30,203,669
4.00%, 04/20/39 - 01/15/53(e)		30,168	28,669,350
4.50%, 09/20/39 - 01/15/53(e)		32,166	31,303,776
5.00%, 07/15/33 - 01/15/53(e)		9,606	9,542,058
5.50%, 07/15/38 - 12/20/41		433	450,152
Uniform Mortgage-Backed Securities
1.50%, 01/01/38 - 01/01/53(e)		17,322	14,626,897
2.00%, 01/01/38 - 01/01/53(e)		86,967	73,359,829
2.50%, 01/01/38 - 01/01/53(e)		82,679	70,300,220
3.00%, 01/01/38 - 01/01/53(e)		16,198	14,251,691
3.50%, 01/01/38 - 01/01/53(e)		37,273	33,925,859
4.00%, 01/01/53(e)		21,054	19,741,024
4.50%, 01/01/53(e)		13,223	12,723,764
5.00%, 01/01/53(e)		28,256	27,836,899
5.50%, 01/01/53(e)		10,248	10,271,009
			1,227,810,969
Total U.S. Government Sponsored Agency Securities — 122.9% (Cost: $1,369,916,366)			1,275,052,228
Total Long-Term Investments — 135.2% (Cost: $1,511,531,735)			1,402,481,357
Shares
Short-Term Securities
Money Market Funds — 0.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.90%(f)	7,420,616	7,420,616
		Par (000)
U.S. Treasury Obligations(g) — 1.1%
U.S. Treasury Bills
4.36%, 03/30/23	USD	7,879	7,798,289
4.29%, 04/04/23		3,233	3,198,111
			10,996,400
Total Short-Term Securities — 1.8% (Cost: $18,416,842)			18,417,016
Total Investments Before TBA Sale Commitments — 137.0% (Cost: $1,529,948,577)			1,420,898,373
TBA Sale Commitments(e)
Mortgage-Backed Securities — (28.6)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/53		(1,420)	(1,189,726)
2.50%, 01/15/53		(1,080)	(935,667)
3.00%, 01/15/53		(914)	(813,626)
3.50%, 01/15/53		(602)	(553,006)
4.50%, 01/15/53		(18,454)	(17,898,766)
Uniform Mortgage-Backed Securities
1.50%, 01/01/38 - 01/01/53		(1,256)	(1,024,216)
2.00%, 01/01/38 - 01/01/53		(12,835)	(10,498,704)
2.50%, 01/01/38 - 01/01/53		(138,069)	(116,970,522)
3.00%, 01/01/38 - 01/01/53		(43,681)	(38,331,725)
3.50%, 01/01/53		(68,329)	(62,067,123)
4.00%, 01/01/53		(23,016)	(21,581,618)
4.50%, 01/01/53		(7,281)	(7,006,188)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
5.00%, 01/01/53	USD	(7,725)	$ (7,610,599)
5.50%, 01/01/53		(10,248)	(10,271,010)
Total TBA Sale Commitments — (28.6)% (Proceeds: $(298,600,433))			(296,752,496)
Total Investments Net of TBA Sale Commitments — 108.4% (Cost: $1,231,348,144)			1,124,145,877
Liabilities in Excess of Other Assets — (8.4)%			(87,184,777)
Net Assets — 100.0%			$ 1,036,961,100
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Represents or includes a TBA transaction.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
3-month SOFR	251	03/14/23	$ 59,926	$ 73,197
U.S. Treasury Notes (10 Year)	101	03/22/23	11,326	19,345
U.S. Treasury Notes (2 Year)	59	03/31/23	12,095	(20,638)
				71,904
Short Contracts
U.S. Treasury Bonds (30 Year)	32	03/22/23	3,990	80,657
U.S. Ultra Treasury Bonds	2	03/22/23	267	3,122
U.S. Ultra Treasury Notes (10 Year)	89	03/22/23	10,492	120,561
U.S. Treasury Notes (5 Year)	321	03/31/23	34,613	6,770
3-month SOFR	10	06/20/23	2,377	1,484
3-month SOFR	10	09/19/23	2,376	3,109
3-month SOFR	10	12/19/23	2,379	1,484
				217,187
				$ 289,091
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.18%	Quarterly	1-day Overnight Fed Funds Effective Rate, 4.33%	Quarterly	10/21/25	USD	232	$ 25,794	$ —	$ 25,794
SOFR, 4.30%	Quarterly	0.17%	Quarterly	10/21/25	USD	232	(25,800)	—	(25,800)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series M Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.56%	Quarterly	1-day Overnight Fed Funds Effective Rate, 4.33%	Quarterly	10/21/30	USD	83	$ 17,536	$ —	$ 17,536
SOFR, 4.30%	Quarterly	0.53%	Quarterly	10/21/30	USD	83	(17,723)	—	(17,723)
							$ (193)	$ —	$ (193)
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$ 686,468	$ 177,073	$ 509,395
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	720,791	195,034	525,757
							$ 1,407,259	$ 372,107	$ 1,035,152
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	366	$ (68,900)	$ (40,788)	$ (28,112)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	8,200	(1,541,728)	(345,918)	(1,195,810)
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,398	(759,316)	(297,761)	(461,555)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,753	(647,944)	(256,059)	(391,885)
								$ (3,017,888)	$ (940,526)	$ (2,077,362)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series M Portfolio
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 109,325	$ —	$ 109,325
Non-Agency Mortgage-Backed Securities	—	126,413,344	906,460	127,319,804
U.S. Government Sponsored Agency Securities	—	1,273,674,771	1,377,457	1,275,052,228
Short-Term Securities
Money Market Funds	7,420,616	—	—	7,420,616
U.S. Treasury Obligations	—	10,996,400	—	10,996,400
Liabilities
TBA Sale Commitments	—	(296,752,496)	—	(296,752,496)
	$ 7,420,616	$ 1,114,441,344	$ 2,283,917	$ 1,124,145,877
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 1,035,152	$ —	$ 1,035,152
Interest Rate Contracts	309,729	43,330	—	353,059
Liabilities
Credit Contracts	—	(2,077,362)	—	(2,077,362)
Interest Rate Contracts	(20,638)	(43,523)	—	(64,161)
	$ 289,091	$ (1,042,403)	$ —	$ (753,312)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced